FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
FINANCIAL ASSETS
Cash and cash equivalents	$ 2,343	$ 3,573	$ 1,360	$ 1,927
Certificates of deposit	350	350
Investment securities - available for sale	107,676	66,916
Investment securities - held to maturity	9,523	36,618
Mortgage-backed securities - held to maturity	137,416	162,639
Net loans receivable	64,673	46,163
Accrued interest receivable	1,508	1,198
FHLB stock	6,599	6,619
Bank owned life insurance	4,410	4,276
Deposits
Savings accounts	47,232	45,092
Money market accounts	23,050	23,601
Certificates of deposit	30,250
FHLB advances - fixed rate	10,000	12,500
FHLB advances - variable rate	6,109	105,305
FHLB short-term advances	144,027	37,830
Accrued interest payable	189	156
Fair Value, Inputs, Level 1 [Member]
FINANCIAL ASSETS
Cash and cash equivalents	2,343	3,573
Certificates of deposit	350	350
Investment securities - available for sale
Investment securities - held to maturity
Net loans receivable
Accrued interest receivable	1,508	1,198
FHLB stock	6,599	6,619
Bank owned life insurance	4,410	4,276
Deposits
Non-interest-bearing accounts	17,284	17,806
NOW accounts	22,201	20,238
Savings accounts	47,232	45,092
Money market accounts	23,050	23,601
Certificates of deposit
Advance payments by borrowers for taxes and insurance	1,261	865
FHLB advances - fixed rate
FHLB advances - variable rate	6,109	105,305
FHLB short-term advances	144,027	37,830
Accrued interest payable	189	156
Fair Value, Inputs, Level 2 [Member]
FINANCIAL ASSETS
Cash and cash equivalents
Certificates of deposit
Investment securities - available for sale	107,676	66,916
Investment securities - held to maturity	9,990	36,979
Net loans receivable
Accrued interest receivable
FHLB stock
Bank owned life insurance
Deposits
Non-interest-bearing accounts
NOW accounts
Savings accounts
Money market accounts
Certificates of deposit
Advance payments by borrowers for taxes and insurance
FHLB advances - fixed rate
FHLB advances - variable rate
FHLB short-term advances
Accrued interest payable
Fair Value, Inputs, Level 3 [Member]
FINANCIAL ASSETS
Cash and cash equivalents
Certificates of deposit
Investment securities - available for sale
Investment securities - held to maturity
Net loans receivable	67,335	46,897
Accrued interest receivable
FHLB stock
Bank owned life insurance
Deposits
Non-interest-bearing accounts
NOW accounts
Savings accounts
Money market accounts
Certificates of deposit	30,241	31,267
Advance payments by borrowers for taxes and insurance
FHLB advances - fixed rate	10,498	13,174
FHLB advances - variable rate
FHLB short-term advances
Accrued interest payable
Carrying (Reported) Amount, Fair Value Disclosure [Member]
FINANCIAL ASSETS
Cash and cash equivalents	2,343	3,573
Certificates of deposit	350	350
Investment securities - available for sale	107,676	66,916
Investment securities - held to maturity	9,523	36,618
Net loans receivable	64,673	46,163
Accrued interest receivable	1,508	1,198
FHLB stock	6,599	6,619
Bank owned life insurance	4,410	4,276
Deposits
Non-interest-bearing accounts	17,284	17,806
NOW accounts	22,201	20,238
Savings accounts	47,232	45,092
Money market accounts	23,050	23,601
Certificates of deposit	30,250	31,326
Advance payments by borrowers for taxes and insurance	1,261	865
FHLB advances - fixed rate	10,000	12,500
FHLB advances - variable rate	6,109	105,305
FHLB short-term advances	144,027	37,830
Accrued interest payable	189	156
Portion at Fair Value, Fair Value Disclosure [Member]
FINANCIAL ASSETS
Cash and cash equivalents	2,343	3,573
Certificates of deposit	350	350
Investment securities - available for sale	107,676	66,916
Investment securities - held to maturity	9,990	36,979
Net loans receivable	67,335	46,897
Accrued interest receivable	1,508	1,198
FHLB stock	6,599	6,619
Bank owned life insurance	4,410	4,276
Deposits
Non-interest-bearing accounts	17,284	17,806
NOW accounts	22,201	20,238
Savings accounts	47,232	45,092
Money market accounts	23,050	23,601
Certificates of deposit	30,241	31,267
Advance payments by borrowers for taxes and insurance	1,261	865
FHLB advances - fixed rate	10,498	13,174
FHLB advances - variable rate	6,109	105,305
FHLB short-term advances	144,027	37,830
Accrued interest payable	189	156
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
FINANCIAL ASSETS
Investment securities - held to maturity	135,957	160,614
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Fair Value, Inputs, Level 1 [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Fair Value, Inputs, Level 2 [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	135,976	160,835
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Fair Value, Inputs, Level 3 [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	135,957	160,614
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Portion at Fair Value, Fair Value Disclosure [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	135,976	160,835
Mortgage-backed Securities, Issued by Private Enterprises [Member]
FINANCIAL ASSETS
Investment securities - held to maturity	1,459	2,025
Mortgage-backed Securities, Issued by Private Enterprises [Member] | Fair Value, Inputs, Level 1 [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity
Mortgage-backed Securities, Issued by Private Enterprises [Member] | Fair Value, Inputs, Level 2 [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity
Mortgage-backed Securities, Issued by Private Enterprises [Member] | Fair Value, Inputs, Level 3 [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	1,703	2,430
Mortgage-backed Securities, Issued by Private Enterprises [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	1,459	2,025
Mortgage-backed Securities, Issued by Private Enterprises [Member] | Portion at Fair Value, Fair Value Disclosure [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	$ 1,703	$ 2,430